Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	$ 60,410
Intangible assets, end of year	55,822	$ 60,410
Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	232,526	238,190
Effect of movements in exchange rates	(2,319)	(5,664)
Intangible assets, end of year	230,207	232,526
Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(172,116)	(172,588)
Amortization charge	(4,708)	(5,049)
Effect of movements in exchange rates	2,439	5,521
Intangible assets, end of year	(174,385)	(172,116)
Contracts [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	2,613
Intangible assets, end of year	1,725	2,613
Contracts [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	113,707	119,371
Effect of movements in exchange rates	(2,319)	(5,664)
Intangible assets, end of year	111,388	113,707
Contracts [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(111,094)	(115,434)
Amortization charge	(1,008)	(1,181)
Effect of movements in exchange rates	2,439	5,521
Intangible assets, end of year	(109,663)	(111,094)
Intellectual Property [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	57,797
Intangible assets, end of year	54,097	57,797
Intellectual Property [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	118,819	118,819
Effect of movements in exchange rates	0	0
Intangible assets, end of year	118,819	118,819
Intellectual Property [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(61,022)	(57,154)
Amortization charge	(3,700)	(3,868)
Effect of movements in exchange rates	0	0
Intangible assets, end of year	$ (64,722)	$ (61,022)